Property and equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment wrote off			$ 265,403
Property and equipment sold			40,673
Gain on sale of property			5,000
Depreciation expenses	$ 4,534	$ 4,375	$ 5,834	$ 5,834